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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


                 Pioneer High Yield VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER HIGH YIELD VCT PORTFOLIO -- CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS
Pioneer High Yield VCT Portfolio

  Portfolio and Performance Update                               2

  Portfolio Management Discussion                                3

  Schedule of Investments                                        4

  Financial Statements                                           9

  Notes to Financial Statements                                 13

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment in securities)

Convertible Corporate Bonds               50.6%
Corporate Bonds                           43.2%
Convertible Preferred Stocks               3.3%
Temporary Cash Investments                 2.9%

[CHART]

MATURITY DISTRIBUTION
(Effective life as a percentage of total debt holdings)

0-1 years                2.9%
1-3 years               16.9%
3-4 years               27.3%
4-6 years               38.9%
6-8 years                8.1%
8+ years                 5.9%

FIVE LARGEST HOLDINGS
(As a percentage of total debt holdings)

  1. IVAX Corp., 4.5%, 5/15/08                                   3.45%
  2. Freeport McMoRan Copper & Gold, Inc., 8.25%, 1/31/06        2.84
  3. Affymetrix Inc., 4.75%, 2/15/07                             2.57
  4. Connexant Systems Inc., 4.0%, 2/1/07                        2.55
  5. Invitrogen Corp., 2.25%, 12/15/06                           2.30

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II

                                           6/30/03        12/31/02
Net Asset Value per Share                  $ 10.80         $ 9.28

DISTRIBUTIONS PER SHARE                              SHORT-TERM        LONG-TERM
(1/1/03 - 6/30/03)                    DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                     $ 0.415542      $    -            $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II

The following chart shows the change in value of an investment made in PIONEER HIGH YIELD VCT PORTFOLIO at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                                                                                   ML INDEX OF CONVERTIBLE BONDS
           PIONEER HIGH YIELD VCT PORTFOILIO*    ML HIGH YIELD MASTER II INDEX+       (SPECULATIVE QUALITY)+
5/31/00               $   10,000                          $   10,000                         $   10,000
6/30/00               $   10,608                          $    9,770                         $    8,424
6/30/01               $   12,390                          $   10,207                         $    7,882
6/30/02               $   12,090                          $   10,013                         $    7,744
6/30/03               $   14,659                          $   11,803                         $    9,201

+ Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The ML Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

AVERAGE ANNUAL TOTAL RETURNS#
(As of June 30, 2003)

NET ASSET VALUE*
Life-of-Class                   12.15%
1 Year                          18.19%

All total returns shown assume reinvestment of distributions at net asset value.

# The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/01 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

High-yield bonds profited from a vibrant rally during the six months ended June 30, 2003. In the following interview, manager Margaret Patel outlines the strategy that helped the Portfolio outperform the high-yield market during the six-month period.

Q: HOW DID THE PORTFOLIO PERFORM?

A: During the six months ended June 30, 2003, the Portfolio had a total return based on net asset value of 21.25% for the Portfolio's Class II shares. To compare, the Merrill Lynch High Yield Master II Index returned 17.88%.

Q: WHAT WAS THE ENVIRONMENT LIKE FOR THE HIGH-YIELD MARKET DURING THE PAST SIX
   MONTHS?

A: High-yield bonds enjoyed a strong rally, reflecting a substantial decline in the default rate and sustained, albeit sluggish, economic growth. High-yield bonds significantly outperformed other segments of the bond market and equities as well, rebounding from oversold price levels. Investors became attracted to junk bonds against a backdrop of modest economic growth and historically low interest rates. Yields offered by Treasuries and other higher-quality bond sectors were very low, leading many in the markets to look for opportunities among beaten down high-yield bonds.

Q: WHAT FACTORS HELPED THE PORTFOLIO OUTPERFORM THE MERRILL LYNCH HIGH YIELD
   MASTER II INDEX.

A: The main factor was the strong performance of a number of the Portfolio's investments in convertible securities, which are not part of the Merrill Lynch Index. Both the bond and the stock markets heavily influence these securities. Many of the Portfolio's convertible positions rose in concert with the high-yield bond market, with the rising prices of their underlying equities helping to advance their prices as well.

Q: WHAT WAS YOUR STRATEGY DURING THE PERIOD?

A: It was unchanged. We continued to focus on companies with business positions and liquid resources strong enough to survive in a period of limited economic growth. We also looked to invest in companies that were ready to benefit from the accelerating economic growth that we expect should occur during the second half of 2003. To that end, we added investments in economically sensitive sectors such as basic materials, non-ferrous metals, chemicals, paper and forest products, and packaging. We also maintained a significant allocation to the technology sector, as well as to health care. The steady-growth quality of the Portfolio's health care investments - a sector that we favor due to its positive demographic trends - worked to balance the Portfolio with the economic sensitivity found in other parts.

Q: DID YOU MAINTAIN A SPECIAL FOCUS ON CONVERTIBLE SECURITIES?

A: Yes, they are still an important tool for us. Convertible securities are bonds that are exchangeable for a set number of shares of common stock at a certain price. When we invest in convertible securities, we try to locate those that are selling at discounted prices and offering high yields. Our aim is to invest in convertible securities issued by companies in industries where generic high-yield bonds are not in strong supply, especially smaller companies within rapidly growing industries. Discounted convertible securities are attractive because their prices can appreciate more than regular bonds if the underlying value of the company's stock rises. At the same time, holders of convertible bonds can earn the same attractive yields as those found in the high-yield market. Technology and health care are two sectors where the Portfolio is heavily invested in convertible securities.

Q: WHICH INVESTMENTS PROVED TO BE SOME OF THE TOP PERFORMERS DURING THE FISCAL
   YEAR? WHICH DISAPPOINTED?

A: In such a strong period, many of the Portfolio's holdings enjoyed particularly healthy gains, and very few lost value. Biotechnology holdings such as Imclone and Ligand Pharmaceuticals benefited from a change in investor sentiment brought on by well-publicized drug discoveries and an expectation that the Food and Drug Administration would speed up its approval process. Alpharma and Ivax, two generic pharmaceutical manufacturers, posted improved operating results. Technology was very strong, with the semiconductor and associated industries showing marked improvement, reflecting improving demand. Semiconductor manufacturer Conexant Systems was one Portfolio holding that was part of this trend. In lodging, Meristar Hospitality - which owns and operates upscale, full-service hotels - benefited from an expected turnaround in the travel market. Within basic materials, Freeport-McMoRan rose in response to increasing copper prices. On the down side, our very small stake in DDI CORP., a specialized computer equipment manufacturer, declined due to reduced demand, and we sold the position. PolyOne, a chemical firm, rose but underperformed the market as a whole due to pricing pressures.

Q: WHAT IS YOUR OUTLOOK?

A: We believe it is likely that the economy will continue to grow, with a modest acceleration over the balance of the year and into 2004. With a stronger economy and a continued, gradual decline in default rates, we think that high-yield bonds should provide attractive yields relative to alternatives in more conservative areas of the bond market.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio invests in high-yield bonds, which may be subject to greater price fluctuations than investment-grade bonds.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

     PRINCIPAL     S&P/MOODY'S
        AMOUNT     RATINGS                                                                                              VALUE
                                       CONVERTIBLE PREFERRED STOCKS - 3.3%
                                       CAPITAL GOODS - 2.3%
                                       CONSTRUCTION & FARM MACHINERY & HIGHWAY TRUCKS - 2.3%
   $    25,000     B+/Ba2              Cummins Capital Trust I, 7.0%, 6/15/31                                    $  1,325,000
                                                                                                                 ------------
                                       TOTAL AUTOMOBILE & COMPONENTS                                             $  1,325,000
                                                                                                                 ------------
                                       DIVERSIFIED FINANCIALS - 1.0%
        15,000     B/B2                Nuevo Energy, 5.75%, 12/15/26                                             $    562,500
                                                                                                                 ------------
                                       TOTAL DIVERSIFIED FINANCIALS                                              $    562,500
                                                                                                                 ------------
                                       TOTAL CONVERTIBLE PREFERRED STOCKS
                                       (Cost $1,705,317)                                                         $  1,887,500
                                                                                                                 ------------
                                       CONVERTIBLE CORPORATE BONDS - 50.6%
                                       ENERGY - 1.4%
                                       OIL & GAS DRILLING - 0.6%
       300,000     BB/Ba2              Pride International Inc., 3.25%, 5/1/33 (144A)                            $    328,500
                                                                                                                 ------------
                                       OIL & GAS EXPLORATION & PRODUCTION - 0.8%
       500,000     A+/A1               Schlumberg Ltd., 2.125%, 6/1/23                                           $    481,875
                                                                                                                 ------------
                                       TOTAL ENERGY                                                              $    810,375
                                                                                                                 ------------
                                       MATERIALS - 3.9%
                                       DIVERSIFIED METALS & MINING - 3.0%
       900,000     BB+/Ba1             Freeport McMoRan Copper & Gold, Inc., 8.25%, 1/31/06                      $  1,598,625
       100,000     B-/NR               Inco Ltd., 3.5%, 3/14/52                                                       104,000
                                                                                                                 ------------
                                                                                                                 $  1,702,625
                                                                                                                 ------------
                                       SPECIALTY CHEMICALS - 0.9%
     1,000,000     BBB/Baa3            RPM International Inc., 1.389%, 5/13/33 (144A)                            $    526,250
                                                                                                                 ------------
                                       TOTAL MATERIALS                                                           $  2,228,875
                                                                                                                 ------------
                                       CAPITAL GOODS - 5.6%
                                       AEROSPACE & DEFENSE - 0.7%
       400,000     NR/NR               EDO Corp., 5.25%, 4/15/07                                                 $    402,000
                                                                                                                 ------------
                                       ELETRICAL COMPONENTS & EQUIPMENT - 2.0%
     1,300,000     B+/Ba3              SCI Systems Inc., 3.0%, 3/15/07                                           $  1,140,750
                                                                                                                 ------------
                                       INDUSTRIAL CONGLOMERATES - 2.0%
     1,100,000     BB+/Ba2             Corning Inc., 3.5%, 11/1/08                                               $  1,181,125
                                                                                                                 ------------
                                       INDUSTRIAL MACHINERY - 0.9%
       500,000     B/NR                Lennox International, 6.25%, 6/1/09                                       $    543,750
                                                                                                                 ------------
                                       TOTAL CAPITAL GOODS                                                       $  3,267,625
                                                                                                                 ------------
                                       COMMERCIAL SERVICES & SUPPLIES - 1.8%
                                       DATA PROCESSING SERVICES - 1.8%
     1,000,000     NR/NR               Checkfree Holdings Corp., 6.5%, 12/1/06                                   $  1,017,500
                                                                                                                 ------------
                                       TOTAL COMMERCIAL SERVICES & SUPPLIES                                      $  1,017,500
                                                                                                                 ------------
                                       HEALTH CARE EQUIPMENT & SERVICES - 0.7%
       400,000     B-/B3               Community Health Systems, 4.25%, 10/15/08                                 $    399,500
                                                                                                                 ------------
                                       TOTAL HEALTH CARE EQUIPMENT & SERVICES                                    $    399,500
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

     PRINCIPAL     S&P/MOODY'S
        AMOUNT     RATINGS                                                                                              VALUE
                                       PHARMACEUTICALS & BIOTECHNOLOGY - 19.5%
                                       BIOTECHNOLOGY - 9.7%
   $ 1,600,000     NR/NR               Affymetrix Inc., 4.75%, 2/15/07                                           $  1,446,000
       500,000     NR/NR               Affymetrix Inc., 5.0%, 10/1/06                                                 497,500
       700,000     NR/NR               CV Therapeutics, 4.75%, 3/7/07                                                 661,500
       900,000     NR/NR               Enzon Inc., 4.5%, 7/1/08                                                       738,000
       400,000     B-/NR               FEI Co., 5.5%, 8/15/08                                                         397,500
       700,000     CCC/NR              Human Genome Sciences, 3.75%, 3/15/07                                          577,500
     1,400,000     NR/NR               Invitrogen Corp., 2.25%, 12/15/06                                            1,295,000
                                                                                                                 ------------
                                                                                                                 $  5,613,000
                                                                                                                 ------------
                                       PHARMACEUTICALS - 9.8%
       100,000     B+/B3               Alpharma Inc., 5.75%, 4/1/05                                              $    104,125
     1,100,000     B/Caal              Alpharma Inc., 3.0%, 6/1/06                                                  1,285,625
       300,000     NR/NR               Cubist Pharmaceuticals, 5.5%, 11/1/08                                          225,000
     2,000,000     NR/NR               Ivax Corp., 4.5%, 5/15/08                                                    1,940,000
       300,000     NR/NR               Ligand Pharmaceuticals, 6.0%, 11/16/07                                         690,750
     1,150,000     CCC+/NR             Sepracor Inc., 5.0%, 2/15/07                                                 1,014,875
       500,000     NR/NR               Vertex Pharmaceutical Inc., 5.0%, 9/19/07                                      418,125
                                                                                                                 ------------
                                                                                                                 $  5,678,500
                                                                                                                 ------------
                                       TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                     $ 11,291,500
                                                                                                                 ------------
                                       INSURANCE - 0.3%
                                       PROPERTY & CASUALTY INSURANCE - 0.3%
       200,000     BB/Baa3             Ohio Casualty Corp., 5.0%, 3/19/22                                        $    200,750
                                                                                                                 ------------
                                       TOTAL INSURANCE                                                           $    200,750
                                                                                                                 ------------
                                       SOFTWARE & SERVICES - 1.5%
                                       APPLICATION SOFTWARE - 1.5%
       200,000     NR/NR               Mentor Graphics, 6.875%, 6/15/07                                          $    221,000
       670,000     NR/NR               Mercury Interactive Corp., 0.0%, 5/1/08 (144A)                                 667,488
                                                                                                                 ------------
                                       TOTAL SOFTWARE & SERVICES                                                 $    888,488
                                                                                                                 ------------
                                       TECHNOLOGY HARDWARE & EQUIPMENT -15.9%
                                       COMMUNICATIONS EQUIPMENT - 1.7%
     1,000,000     B-/NR               Adaptec Inc., 3.0%, 3/5/07 (144A)                                         $    962,500
                                                                                                                 ------------
                                       COMPUTER STORAGE & PERIPHERALS - 2.6%
       200,000     NR/NR               Eletronics For Imaging, 1.5%, 6/1/23                                      $    206,250
       700,000     NR/B2               Maxtor Corp., 6.8%, 4/30/10 (144A)                                             805,000
       500,000     B+/B2               Quantum Corp., 7.0%, 8/1/04                                                    503,750
                                                                                                                 ------------
                                                                                                                 $  1,515,000
                                                                                                                 ------------
                                       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
       300,000     NR/NR               Flir Systems, 3.0%, 6/1/23 (144A)                                         $    304,500
       500,000     NR/NR               Veeco Intruments, 4.125%, 12/21/08                                             457,500
                                                                                                                 ------------
                                                                                                                 $    762,000
                                                                                                                 ------------
                                       SEMICONDUCTOR EQUIPMENT - 4.9%
       700,000     B-/NR               Advanced Energy Industries, Inc., 5.25%, 11/15/06                         $    630,000
       200,000     NR/NR               Axcelis Technologies, 4.25%, 1/15/07                                           177,250
       700,000     NR/NR               Brooks Automation, Inc., 4.75%, 6/1/08                                         591,500
       200,000     B-/NR               Cymer Inc., 3.5%, 2/15/09                                                      201,500
     1,900,000     NR/NR               Emcore Corp., 5.0%, 5/15/06                                                  1,230,250
                                                                                                                 ------------
                                                                                                                 $  2,830,500
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

     PRINCIPAL     S&P/MOODY'S
        AMOUNT     RATINGS                                                                                              VALUE
                                       SEMICONDUCTORS - 5.4%
   $ 1,825,000     CCC+/NR             Conexant Systems Inc., 4.0%, 2/1/07                                       $  1,432,625
        49,000     B-/B3               Cypress Semiconductor, 3.75%, 7/1/05                                            49,061
       300,000     B/B2                International Rectifier Corp., 4.25%, 7/15/07                                  292,125
       400,000     B-/NR               Nvidia Corp., 4.75%, 10/15/07                                                  397,000
     1,155,000     NR/NR               Triquint Semiconductor, 4.0%, 3/1/07                                           955,763
                                                                                                                 ------------
                                                                                                                 $  3,126,574
                                                                                                                 ------------
                                       TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                     $  9,196,574
                                                                                                                 ------------
                                       TOTAL CONVERTIBLE CORPORATE BONDS
                                       (Cost $26,180,148)                                                        $ 29,301,187
                                                                                                                 ------------
                                       CORPORATE BONDS - 43.2%
                                       ENERGY - 2.7%
                                       OIL & GAS EQUIPMENT & SERVICES - 0.9%
       200,000     BB-/Ba3             Grant Prideco Escrow, 9.0%, 12/15/09                                      $    222,000
       235,000     BB/Ba2              Key Energy, 6.375%, 5/1/13                                                     238,525
       100,000     B+/B3               Transmontaigne, 9.125%, 6/1/10 (144A)                                          105,375
                                                                                                                 ------------
                                                                                                                 $    565,900
                                                                                                                 ------------
                                       OIL & GAS EXPLORATION & PRODUCTION - 0.2%
       100,000     B/B2                Nuevo Energy Co., 9.375%, 10/1/10                                         $    107,750
                                                                                                                 ------------
                                       OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.6%
       500,000     B/B3                Tesoro Escrow Co., 9.625%, 4/1/12                                         $    457,500
       500,000     B/B3                Tesoro Petroleum Corp., 9.625%, 11/1/08                                        462,500
                                                                                                                 ------------
                                                                                                                 $    920,000
                                                                                                                 ------------
                                       TOTAL ENERGY                                                              $  1,593,650
                                                                                                                 ------------
                                       MATERIALS - 9.4%
                                       CONSTRUCTION MATERIALS - 1.0%
       525,000     BB-/B1              Texas Industries Inc., 10.25%, 6/15/11                                    $    548,625
                                                                                                                 ------------
                                       METAL & GLASS CONTAINERS - 4.8%
       586,000     BB/Ba3              Ball Corp., 6.875%, 12/15/12                                              $    621,160
     2,000,000     B+/B1               Crown Holdings, 9.5%, 3/1/11 (144A)                                          2,160,000
                                                                                                                 ------------
                                                                                                                 $  2,781,160
                                                                                                                 ------------
                                       PAPER PACKAGING - 1.0%
       600,000     B+/B2               Fibermark Inc., 10.75%, 4/15/11                                           $    600,000
                                                                                                                 ------------
                                       SPECIALTY CHEMICALS - 2.6%
     1,000,000     BB+/Ba2             Nova Chemical Corp., 7.4%, 4/1/09                                         $  1,065,000
       500,000     BB-/B2              Polyone Corp., 8.875%, 5/1/12                                                  445,000
                                                                                                                 ------------
                                                                                                                 $  1,510,000
                                                                                                                 ------------
                                       TOTAL MATERIALS                                                           $  5,439,785
                                                                                                                 ------------
                                       CAPITAL GOODS - 7.0%
                                       BUILDING PRODUCTS - 1.5%
       850,000     B/B2                NCI Building Systems, Inc., 9.25%, 5/1/09                                 $    909,500
                                                                                                                 ------------
                                       ELECTRICAL COMPONENT & EQUIPMENT - 1.0%
       500,000     BB-/Ba2             Sanmina Corp., 10.375%, 1/15/10                                           $    557,500
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

     PRINCIPAL     S&P/MOODY'S
        AMOUNT     RATINGS                                                                                              VALUE
                                       INDUSTRIAL MACHINERY - 4.5%
   $   700,000     B+/B2               Intermet Corp. 9.75%, 6/15/09                                             $    672,000
       900,000     B+/B2               JLG Industries Inc., 8.375%, 6/15/12                                           819,000
       500,000     B+/B2               Manitowoc Company Inc., 10.5%, 8/1/12                                          555,000
       517,000     BB+/Ba3             SPX Corp., 7.5%, 1/1/13                                                        559,653
                                                                                                                 ------------
                                                                                                                 $  2,605,653
                                                                                                                 ------------
                                       TOTAL CAPITAL GOODS                                                       $  4,072,653
                                                                                                                 ------------
                                       COMMERCIAL SERVICES & SUPPLIES - 2.2%
                                       DIVERSIFIED COMMERCIAL SERVICES - 2.2%
     1,400,000     B-/B3               Wesco Distribution Inc., 9.125%, 6/1/08                                   $  1,305,500
                                                                                                                 ------------
                                       TOTAL COMMERCIAL SERVICES & SUPPLIES                                      $  1,305,500
                                                                                                                 ------------
                                       TRANSPORTATION - 1.0%
                                       AIR FREIGHT & COURIERS - 1.0%
       500,000     BB-/Ba3             Petroleum Helicopters, 9.375%, 5/1/09                                     $    560,625
                                                                                                                 ------------
                                       TOTAL TRANSPORTATION                                                      $    560,625
                                                                                                                 ------------
                                       AUTOMOBILES & COMPONENTS - 1.6%
                                       AUTO PARTS & EQUIPMENT - 1.6%
       500,000     BB+/Ba2             Cummins Capital Trust I, 7.125%, 3/1/28                                   $    447,500
       500,000     B/B1                RJ Tower Corp., 12.0%, 6/1/13                                                  480,000
                                                                                                                 ------------
                                       TOTAL AUTOMOBILES & COMPONENTS                                            $    927,500
                                                                                                                 ------------
                                       CONSUMER DURABLES & APPAREL - 0.8%
                                       HOMEBUILDING - 0.8%
       400,000     BB/Ba2              Beazer Homes USA, 8.375%, 4/15/12                                         $    443,000
                                                                                                                 ------------
                                       TOTAL CONSUMER DURABLES & APPAREL                                         $    443,000
                                                                                                                 ------------
                                       MEDIA - 3.6%
                                       ADVERTISING - 3.6%
     2,000,000     BB+/Baa3            Interpublic Group Inc., 7.875%, 10/15/05                                  $  2,110,000
                                                                                                                 ------------
                                       TOTAL MEDIA                                                               $  2,110,000
                                                                                                                 ------------
                                       RETAILING - 2.3%
                                       DEPARTMENT STORES - 2.3%
     1,500,000     BB+/Ba3             J.C. Penney Co. Inc., 7.625%, 3/1/97                                      $  1,342,500
                                                                                                                 ------------
                                       TOTAL RETAILING                                                           $  1,342,500
                                                                                                                 ------------
                                       PHARMACEUTICALS & BIOTECHNOLOGY - 0.4%
                                       PHARMACEUTICALS - 0.4%
       204,000     B/Caa1              Alpharma Inc., 8.625%, 5/1/11 (144A)                                      $    214,200
                                                                                                                 ------------
                                       TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                     $    214,200
                                                                                                                 ------------
                                       REAL ESTATE - 8.6%
                                       REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
       510,000     B+/Ba3              LNR Property Corp., 5.5%, 3/1/23                                          $    578,213
                                                                                                                 ------------
                                       REAL ESTATE INVESTMENT TRUSTS - 7.6%
       750,000     B-/B3               BF Saul Real Estate Investment Trust, 9.75%, 4/1/08                       $    750,000
     1,300,000     B-/Ba3              Crescent Real Estate, 9.25%, 4/15/09                                         1,401,790
       750,000     BB-/Ba3             Forest City Enterprises, 7.625%, 6/1/15                                        786,506
     1,500,000     B-/B2               Meristar Hospitality, 9.12%, 1/15/11                                         1,470,000
                                                                                                                 ------------
                                                                                                                 $  4,408,296
                                                                                                                 ------------
                                       TOTAL REAL ESTATE                                                         $  4,986,509
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

     PRINCIPAL     S&P/MOODY'S
        AMOUNT     RATINGS                                                                                              VALUE
                                       TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
                                       ELETRONIC EQUIPMENT & INSTRUMENTS - 3.6%
   $   750,000     BBB-/Baa3           Arrow Eletronics Inc., 6.875%, 6/1/18                                     $    725,829
       300,000     BB-/Ba2             Ingram Micro Inc., 9.875%, 8/15/08                                             324,000
     1,000,000     BB-/Ba3             L-3 Communication Corp., 6.125%, 7/15/13                                     1,010,000
                                                                                                                 ------------
                                       TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                     $  2,059,829
                                                                                                                 ------------
                                       TOTAL CORPORATE BONDS
                                       (Cost $23,860,211)                                                        $ 25,055,751
                                                                                                                 ------------
                                       TEMPORARY CASH INVESTMENT - 2.9%
                                       SECURITY LENDING COLLATERAL - 2.9%
     1,691,338                         Securities Lending Investment Fund, 1.21%                                 $  1,691,338
                                                                                                                 ------------
                                       TOTAL TEMPORARY CASH INVESTMENT
                                       (Cost $1,691,338)                                                         $  1,691,338
                                                                                                                 ------------
                                       TOTAL INVESTMENT IN SECURITIES - 100%
                                       (Cost $53,437,014)                                                        $ 57,935,776
                                                                                                                 ------------

144A Security is exempt from registration under Rule 144A of the Securities act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $6,073,813 or 10.3% of total net assets.

   The accompanying notes are an integral part of these financial statements.

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                  6/30/03          YEAR ENDED      5/1/01 TO
CLASS II (a)                                                                    (UNAUDITED)         12/31/02       12/31/01
Net asset value, beginning of period                                            $       9.28       $    10.33     $   10.51
                                                                                ------------       ----------     ---------
Increase (decrease) from investment operations:
   Net investment income                                                        $       0.42       $     0.80     $    0.60
   Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                               1.52            (1.05)        (0.07)
                                                                                ------------       ----------     ---------
    Net increase (decrease) from investment operations                          $       1.94       $    (0.25)    $    0.53
Distributions to shareowners:
   Net investment income                                                               (0.42)           (0.80)        (0.60)
   Net realized gain                                                                       -                -         (0.11)
                                                                                ------------       ----------     ---------
Net increase (decrease) in net asset value                                      $       1.52       $    (1.05)    $   (0.18)
                                                                                ------------       ----------     ---------
Net asset value, end of period                                                  $      10.80       $     9.28     $   10.33
                                                                                ------------       ----------     ---------
Total return*                                                                          21.25%           (2.42)%        5.39%
Ratio of net expenses to average net assets                                             1.03%**          1.82%         1.39%**
Ratio of net investment income to average net assets                                    7.95%**          8.67%         8.94%**
Portfolio turnover rate                                                                   47%**            42%           36%**
Net assets, end of period (in thousands)                                        $      2,539       $      228     $      28
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                         1.03%**          1.82%         1.50%**
   Net investment income (loss)                                                         7.95%**          8.67%         8.83%**

(a) Class II shares were first publicly offered on May 1, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                                            PIONEER
                                                                                             HIGH
                                                                                             YIELD
                                                                                         VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (including securities loaned of $1,656,195)
   (cost $53,437,014)                                                                     $ 57,935,776
  Cash                                                                                       1,555,939
  Cash held as collateral for futures contracts                                                      -
  Foreign currencies, at value                                                                       -
  Receivables -
   Investment securities sold                                                                   51,031
   Fund shares sold                                                                            151,926
   Variation margin                                                                                  -
   Dividends, interest and foreign taxes withheld                                              830,778
   Forward foreign currency settlement contracts, net                                                -
   Forward foreign currency portfolio hedge contracts, open-net                                      -
  Due from Pioneer Investment Management, Inc.                                                       -
  Other                                                                                            356
                                                                                          ------------
      Total assets                                                                        $ 60,525,806
                                                                                          ------------
LIABILITIES:
   Payables -
   Investment securities purchased                                                        $          -
   Fund shares repurchased                                                                      23,163
   Dividends                                                                                       104
   Upon return for securities loaned                                                         1,691,338
   Variation margin                                                                                  -
   Forward foreign currency settlement contracts, net                                                -
   Forward foreign currency portfolio hedge contracts,                                               -
  Due to bank                                                                                        -
  Due to affiliates                                                                             36,205
  Accrued expenses                                                                              28,109
  Other -                                                                                            -
                                                                                          ------------
      Total liabilities                                                                   $  1,778,919
                                                                                          ------------
NET ASSETS:
  Paid-in capital                                                                         $ 55,393,940
  Accumulated net investment income (loss)                                                        (503)
  Accumulated undistributed net realized gain (loss)                                        (1,145,312)
  Net unrealized gain (loss) on:
   Investments                                                                               4,498,762
   Futures contracts                                                                                 -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                               -
                                                                                          ------------
   Total net assets                                                                       $ 58,746,887
                                                                                          ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                              $ 56,208,316
  Shares outstanding                                                                         5,205,858
                                                                                          ------------
  Net asset value per share                                                               $      10.80
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                              $  2,538,571
   Shares outstanding                                                                          235,114
                                                                                          ------------
   Net asset value per share                                                              $      10.80

   The accompanying notes are an integral part of these financial statements.

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                             PIONEER
                                                                                           HIGH YIELD
                                                                                          VCT PORTFOLIO

                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                                         $     97,589
  Interest (net of foreign taxes withheld of $0)                                             2,099,294
  Income on securities loaned, net                                                               7,752
  Other                                                                                              -
                                                                                          ------------
      Total investment income                                                             $  2,204,635
                                                                                          ------------
EXPENSES:
  Management fees                                                                         $    159,309
  Transfer agent fees                                                                              496
  Distribution fees (Class II)                                                                     292
  Administrative fees                                                                           18,596
  Custodian fees                                                                                 9,744
  Professional fees                                                                             13,628
  Printing                                                                                      21,783
  Fees and expenses of nonaffiliated trustees                                                      487
  Miscellaneous                                                                                  4,985
                                                                                          ------------
     Total expenses                                                                       $    229,320
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                                         -
     Less fees paid indirectly                                                                       -
                                                                                          ------------
     Net expenses                                                                         $    229,320
                                                                                          ------------
        Net investment income (loss)                                                      $  1,975,315
                                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES CONTRACTS AND
 FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                            $   (454,133)
   Futures contracts                                                                                 -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                               -
                                                                                          ------------
                                                                                          $   (454,133)
                                                                                          ------------
  Change in net unrealized gain or loss from:
   Investments                                                                            $  7,989,826
   Futures contracts                                                                                 -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                               -
                                                                                          ------------
                                                                                          $  7,989,826
                                                                                          ------------
  Net gain (loss) on investments, futures contracts
   and foreign currency transactions                                                      $  7,535,693
                                                                                          ------------
  Net increase (decrease) in net assets resulting
   from operations                                                                        $  9,511,008
                                                                                          ------------

   The accompanying notes are an integral part of these financial statements.

PIONEER HIGH YIELD VCT PORTFOLIO                PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  PIONEER HIGH YIELD
                                                                                     VCT PORTFOLIO

                                                                            SIX MONTHS
                                                                               ENDED                YEAR
                                                                              6/30/03               ENDED
                                                                            (UNAUDITED)           12/31/02
FROM OPERATIONS:
Net investment income (loss)                                               $   1,975,315      $   3,533,031
Net realized gain (loss) on investments                                         (454,133)          (323,145)
Change in net unrealized gain or loss
   on investments, futures contracts and
   foreign currency transactions                                               7,989,826         (3,825,540)
                                                                           -------------      -------------
     Net increase (decrease) in net assets
       resulting from operations                                           $   9,511,008      $    (615,654)
                                                                           -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                 $  (1,966,052)     $  (3,519,047)
   Class II                                                                       (9,301)           (17,625)
Net realized gain
   Class I                                                                             -                  -
   Class II                                                                            -                  -
Tax return of capital
   Class I                                                                             -                  -
   Class II                                                                            -                  -
                                                                           -------------      -------------
     Total distributions to shareowners                                    $  (1,975,353)     $  (3,536,672)
                                                                           -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                           $  13,543,875      $  23,512,319
Reinvestment of distributions                                                  1,955,112          3,490,787
Cost of shares repurchased                                                    (5,626,276)       (13,871,749)
                                                                           -------------      -------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                              $   9,872,711      $  13,131,357
                                                                           -------------      -------------
     Net increase (decrease) in net assets                                 $  17,408,366      $   8,979,031
                                                                           -------------      -------------
NET ASSETS:
Beginning of period                                                        $  41,338,521      $  32,359,490
                                                                           -------------      -------------
End of period                                                              $  58,746,887      $  41,338,521
                                                                           -------------      -------------
Accumulated undistributed/(distributions
   in excess of) net investment income (loss)                              $        (503)     $        (465)
                                                                           -------------      -------------

   The accompanying notes are an integral part of these financial statements.

PIONEER HIGH YIELD VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of High Yield Portfolio is to maximize total return through a combination of income and capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The High Yield Portfolio invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during years of economic uncertainty or change, than higher rated debt securities.

B. FOREIGN CURRENCY TRANSLATION
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. TAXES
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2003, the no such taxes were paid.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, High Yield VCT Portfolio had a capital loss carryforward of $631,431, which will expire between 2009 and 2010 if not utilized.

   The Portfolio elected to defer $59,748 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                   PIONEER
                                                 HIGH YIELD
                                                VCT PORTFOLIO
                                                    2002
--------------------------------------------------------------
 DISTRIBUTIONS PAID FROM:
 Ordinary Income                                 $  3,536,672
 Long- Term capital gain                                    -
                                                 ------------
                                                 $  3,536,672
 Return of capital                                          -
                                                 ------------
   Total distributions                           $  3,536,672
                                                 ------------
 DISTRIBUTABLE EARNINGS
   (ACCUMULATED LOSSES):
 Undistributed ordinary income                   $          -
 Undistributed long-term gain                               -
 Unrealized appreciation/(depreciation)            (3,491,064)
                                                 ------------
   Total                                         $ (3,491,064)
                                                 ------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. All Dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITY LENDING
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT
PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.30% of the average daily net assets attributable to Class I shares; the portion of the Trust-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $35,182 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $857 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $166 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION
At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                                             NET
                                                              GROSS                 GROSS                APPRECIATION/
                                      TAX COST            APPRECIATION          DEPRECIATION            (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                 $ 53,437,014          $ 5,090,758          $ (591,996)              $ 4,498,762

6. PORTFOLIO TRANSACTIONS
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $18,411,758 and $11,476,102, respectively.

7. CAPITAL SHARES
At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '03 SHARES            '03 AMOUNT              '02 SHARES           '02 AMOUNT
---------------------------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
 CLASS I:
 Shares sold                            1,102,241           $ 11,035,923             2,364,432           $ 23,267,135
 Reinvestment of distributions            192,181              1,945,811               358,882              3,473,162
 Shares repurchased                      (521,982)            (5,403,685)           (1,419,950)           (13,834,156)
                                       ------------------------------------------------------------------------------
   Net increase                           772,440           $  7,578,049             1,303,364           $ 12,906,141
                                       ==============================================================================
 CLASS II:
 Shares sold                              232,544           $  2,507,952                24,056           $    245,184
 Reinvestment of distributions                896                  9,301                 1,833                 17,625
 Shares repurchased                       (22,884)              (222,591)               (4,051)               (37,593)
                                       ------------------------------------------------------------------------------
   Net increase                           210,556           $  2,294,662                21,838           $    225,216
                                       ==============================================================================

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

* MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13920-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.